EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2019
Disclosure Of Exploration And Evaluation Assets [Abstract]
EXPLORATION AND EVALUATION ASSETS Acquisition Costs [Text Block]

10. EXPLORATION AND EVALUATION ASSETS Acquisition Costs

At December 31, 2019 and 2018, the Company has capitalized the following acquisition costs on its exploration and evaluation assets:

Region	Properties	December 31, 2019	December 31, 2018
Sweden	Various	$17	$17
	Viad royalties	421	421
Turkey	Alankoy	154	154
	Trab	79	79
United States	Superior West, Arizona	603	736
of America	Yerington, Nevada	206	206
	Mainspring, Arizona	66	-
Total		$1,546	$1,613

During the year ended December 31, 2019, the Company received a $133 (US$100) annual option payment related to an exploration and option to purchase agreement for the Superior West project with Kennecott Exploration Company (“Kennecott”).

During the year ended December 31, 2018, the Company received a $131 (US$100) annual option payment related to an exploration and option to purchase agreement for the Superior West project with Kennecott. The Company also received the annual option payment related to an option agreement with Mason Resources Corp (“Mason”) for $98 (US$75) and applied against the Yerington project.

Sweden and Norway

The Company holds certain exploration permits in Sweden and Norway. There are no specific spending commitments on the Swedish licenses and permits.

On February 14, 2017, the Company completed an agreement to sell certain wholly owned subsidiaries in Sweden to Boreal Metals Corp. (“BMC”)(TSX-V: BMX), a British Columbia corporation. Pursuant to the agreement BMC acquired two wholly-owned subsidiaries of the Company that control the Gumsberg and Adak exploration assets in Sweden and the Tynset and Burfjord assets in Norway.

During the year ended December 31, 2019, the Company received $53 (US$40) being the 2018 required US$20 AAR payments pursuant to the Gumsberg and Burjford agreements. The 2019 Gumsberg and Burjford, and both the 2019 and 2018 AAR payments for Tynset remain outstanding and have not been accrued.

Modum Project

In January 2018, the Company amended the sale agreement with BMC noted above to include the Modum project in Norway in exchange for an additional 1,324,181 common shares of BMC (received in March 2018) valued at $397 or $0.30 per share and is included in revenue and other income.

Guldgruvan Cobalt Project

In February 2018, the Company closed a definitive agreement for the sale of the Guldgruvan cobalt project to Boreal Energy Metals Corporation (“BEMC”), a subsidiary of BMC, in southern Norway.

In exchange for the transfer of its Guldgruvan exploration licence to BEMC, BEMC issued to EMX 2,979,798 common shares of BEMC representing a 5.9% equity ownership in BEMC.

Njuggtraskliden and Mjovattnet Projects

In April 2018, EMX executed another agreement with BEMC to sell the Njuggträskliden and Mjövattnet projects in Sweden.

At closing, BEMC issued to EMX 2,020,202 common shares representing a 4% equity ownership in BEMC, bringing EMX’s aggregate interest to 9.9% of BEMC’s issued and outstanding shares. BEMC has the continuing obligation to issue additional shares of BEMC to EMX to maintain its aggregate 9.9% interest in BEMC, at no additional cost to EMX, until BEMC has raised $3,000 in equity. Thereafter, EMX will have the right to participate pro-rata in future financings at its own cost to maintain its 9.9% interest in BEMC. EMX was also reimbursed approximately US$37 for its acquisition costs and previous expenditures on the projects.

The Guldgruvan, Modum, Njuggträskliden and Mjövattnet projects were held in Boreal Battery Metals Scandinavia AB (“BBMSAB”) a wholly owned subsidiary of BEMC. In October 2019, EMX and BEMC entered into an agreement whereby EMX acquired all of the issued and outstanding share ownership interest of BBMSAB for the consideration of one dollar and relinquishment of existing royalties on the properties due to EMX from previous sale agreements.

Riddarhyttan Project

In April 2018, the Company executed an option agreement with South32 Limited ("South32") for the Riddarhyttan project in Sweden. Pursuant to the agreement, South32 can earn a 100% interest in the project by: (a) making option and cash payments that total US$200, (b) making a one-time option exercise payment of US$500, and (c) completing US$5,000 of exploration work on the project within five years of the execution date. Upon exercise of the option, EMX will retain a 3% NSR royalty, 0.75% of which may be purchased by South32 for US$1,900 within five years of executing the agreement.

After exercising the option, AAR payments of 50,000 pounds of copper or the cash equivalent will be due to EMX, but will be deductible from future royalty payments. The AAR may be repurchased by South 32 for US$2,500. In addition, South32 will make milestone payments of: (a) 350,000 pounds of copper (or the cash equivalent) upon publication of a maiden resource on the project, and (b) 750,000 pounds of copper (or the cash equivalent) upon delivery of a feasibility study.

Bleikvassli, Sagvoll, Meråker, and the Bastuträsk Projects

On February 19, 2019, the Company acquired 4,808,770 common shares of Norra Metals Corp. ("Norra") (TSX-V: NORA), representing a 9.9% equity stake in Norra pursuant to the sale of the Bleikvassli, Sagvoll and Meråker projects in Norway, and the Bastuträsk project in Sweden. The Company will retain a 3% NSR royalty on the projects. EMX has also been granted a 1% NSR royalty on Norra’s Pyramid project in British Columbia. The common shares received were valued at $289, or $0.06 per share and included in revenue and other income for the year ended December 31, 2019. Norra has the continuing obligation to issue additional shares of Norra to EMX to maintain its aggregate 9.9% interest in Norra, at no additional cost to EMX, until Norra has raised $5,000 in equity. Thereafter, EMX will have the right to participate pro-rata in future financings at its own cost to maintain its 9.9% interest in Norra. As such, in December 2019, Norra issued EMX a further 356,500 common shares valued at $0.03 per share or $11 related to Norra’s obligation.

Røstvangen property and Vakkerlien Projects

On February 28, 2019 the Company executed an exploration and option agreement for the Røstvangen property and Vakkerlien property in Norway with Playfair Mining Ltd. ("Playfair") (TSX-V: PLY). The agreement provided EMX with share equity in Playfair, and upon Playfair's completion of the option terms and other consideration, a 9.9% interest in Playfair, a 3% NSR royalty on the projects, and advance royalty payments. Pursuant to the agreement, Playfair can earn a 100% interest in the project by the issuance of 3,000,000 common shares (received) to EMX and performance of certain work during the option period. The common shares received were valued at $150, or $0.05 per share and included in revenue and other income for the year ended December 31, 2019.

Gold Line Resources Agreement

In April, 2019 the Company executed a purchase agreement for the sale of certain exploration licenses in central Sweden to Gold Line Resources Ltd. (“GLR”), a private British Columbia company. Upon closing, the agreement provides EMX with a 9.9% interest in GLR, a free carry of its 9.9% interest until GLR has raised $5,000 in equity; reimbursement of license fees totaling US$101 ($133 received), advance royalty payments, and a 3% royalty interest in the properties. Within six years of the closing date, GLR has the right to buy down up to 1% of the royalty owed to EMX (leaving EMX with a 2% NSR royalty) by paying EMX 2,500 ounces of gold, or the cash equivalent.

EMX will have the right to participate pro-rata in future financings at its own cost to maintain its 9.9% interest in GLR. The 2,555,210 shares representing EMX’s 9.9% interest were received in October 2019 valued at $0.05 per share. As a result of the sale of exploration licences, $260 has been included in revenue and other income being $133 recovered for the licenses fees and $127 for the shares received.

North America

In May 2019, the Company executed a purchase agreement for the sale of the Swift and Selena gold projects in Nevada to Ridgeline Minerals Corporation (“Ridgeline”), a privately-held British Columbia corporation. Upon closing, the agreement provides EMX with a 9.9% interest in Ridgeline and payment of a US$20 execution payment (received). For each project Ridgeline will grant to EMX a 3.25% production royalty, pay to EMX advanced royalty payments starting at US$10 on the second anniversary date of the agreement (increasing by US$5 per year to a maximum of US$75), and certain milestone payments totaling US$2,200. EMX will maintain a non-dilution right through US$2,500 of capital raises where Ridgeline will issue additional shares to EMX, at no cost to the Company to maintain its 9.9% interest. In November 2019, the Company received 2,077,718 shares and were valued at $0.12 per share or $249. Including the US$20 execution payment, $275 has been included in revenue and other income for the year ended December 31, 2019.

Cathedral Well, Nevada

During the year ended December 31, 2019, the Company received $33 (US$25) for the 2018 AMR payment of 20 ounces of gold from Ely Gold Royalties Inc. to keep the Cathedral Well agreement entered into in June 2014 in good standing. The 2019 AMR remains outstanding and has not been accrued.

Hardshell Skarn, Arizona

During the year ended December 31, 2019, the Company received US$10 ($13) being the 2018 and 2019 AAR payments due from Arizona Mining Inc. to keep the Hardshell Skarn agreement entered into in October 2015 in good standing.

Copper Springs, Arizona

During the year ended December 31, 2019, the Company received the annual option payment of US$50 ($66) for 2019 (2018

- US$40) pursuant to the Copper Springs option entered into in February 2017. Anglo American terminated the Copper Springs agreement in fiscal 2019. The Company still holds the Copper Springs claims in good standing.

Copper King, Arizona

During the year ended December 31, 2019, the Company received the annual option payment of US$50 ($66 ) required for 2019 (2018 – US$50) pursuant to the Copper King option agreement entered into in October 2016.

Buckhorn Creek Property, Arizona

In February 2018, the Company executed an option agreement with Kennecott whereby Kennecott can earn a 100% interest in the project by: a) making annual option payments totaling US$550, and b) completing US$4,500 in exploration expenditures before the fifth anniversary of the agreement. During the year ended December 31, 2019, the Company received the annual payment of $50, thereafter Kennecott terminated the option agreement. The Company still holds certain claims in good standing.

Superior West, Arizona

The Company holds a 100% interest in the mineral rights comprised of certain federal unpatented mining claims, located on Tonto National Forest lands and unpatented federal mining claims under option.

On May 4, 2015, the Company entered into an exploration and option to purchase agreement, through its wholly owned subsidiary BCE, for the Superior West project with Kennecott. Pursuant to the agreement, Kennecott can earn a 100% interest in the project by making a cash payment upon execution of the agreement of US$149 (received), and thereafter completing US$5,500 in exploration expenditures and paying annual option payments totaling US$1,000 (US$400 received) before the fifth anniversary of the agreement. Upon exercise of the option EMX will retain a 2% NSR royalty on the properties. Kennecott has the right to buy down 1% of the NSR royalty from underlying claim holders by payment of US$4,000 to EMX.

During the year ended December 31, 2019, the Company received the annual payment of US$100 ($133) for 2019 to keep the option in good standing. The option payment was credited to capitalized costs. Kennecott has maintained or exceeded any minimum requirements for expenditures on the project and the agreement remains in good standing.

Yerington West, Nevada

The Yerington West property is comprised of certain unpatented federal mining claims located on lands administered by the Bureau of Land Management (“BLM”). Yerington West is under an option agreement, dated September 24, 2009 originally with Entrée Gold Inc. ("Entrée"), and then with Mason Resources Corp. (‘Mason”) (TSX: MNR) as a result of a 2017 "spin out" whereby Entrée transferred the Ann Mason project, which includes EMX's Yerington West property, into Mason. On December 19, 2018 Hudbay Minerals Inc. (“Hudbay”) announced the acquisition of Mason which includes EMX’s Yerington West property.

Under the agreement, Hudbay can earn up to an 80% interest in the project by a) incurring expenditures of $1,000, making cash payments of $140 and issuing 85,000 shares within three years (completed by Entrée), b) making aggregate advance royalty payments totaling $375 being US$50 per year between the fifth and seventh anniversaries (received), and $75 per year between the eighth and tenth anniversaries ($75 received during the year ended Dececmber 31, 2018); and (c) delivering a feasibility study before the tenth anniversary of the agreement. Under the agreement, once the earn-in has been completed, EMX can convert its interest to a 2.5% NSR. Hudbay has the option to buy down 1.5% of the NSR for US$4,500.

During the year ended ended December 31, 2019 the Company has not yet received the annual royalty payment of US$75 as the two parties are currently negotiating an extension to the agreement.

Regional Strategic Alliance with South32

In November 2018, the Company, through its wholly-owned subsidiary BCE, entered into an agreement with South32 USA Exploration Inc. (“South32”), a wholly-owned subsidiary of South32 Limited. Pursuant to the agreement, which has an initial term of two years, South32 will fund EMX $800 per year to generate new prospects to be considered for acquisition as well as to fund the labour portion of work programs on early-stage projects, Alliance Exploration Projects (“AEP”). In addition, South32 will provide a minimum of $200 per year for new acquisition funding. South32 selected the Jasper Canyon, Sleeping Beauty, Dragon’s Tail, Lomitas Negras, and Midnight Juniper properties as the initial AEP’s for advancement under the alliance.

As projects advance, the Company will propose certain projects be selected as Designated Projects (“DP”). DP’s will advance under separate option agreements whereby South32 can earn a 100% interest in the project by making option payments totaling $525 and completing $5,000 in exploration expenditures over a five year period. Upon exercise of the option, EMX will retain a 2% NSR royalty on the project which is not capped or purchasable. After exercise of the option, annual advance minimum payments and milestone payments will be due to EMX.

Mainspring, Arizona

During August 2019, the Company, through its wholly-owned subsidiary BCE entered into an acquisition option agreement with Mainspring Casa Grande, LLC,(“Mainspring”) a private Arizona entity. The agreement allows BCE to explore the Mainspring property for a period of four years and total payments of US$600. A payment of US$50 ($66) was paid upon execution of the agreement with a further US$50 due on the first anniversary date. The agreement can then be extended by BCE by making a US$250k extension payment for each one year of extension up to a maximum of two years. All payments to extend the option period shall be applied to the purchase price should BCE exercise the option. Upon exercise of the option EMX will deliver to the title holder up to US$11,000 and grant to Mainspring a production royalty of 1.0% of the products produced from the property. In addition, BCE will pay annual advance royalty payments of US$100 per year up to a maximum of US$23,000. BCE has the right to buy-back half of the 1% royalty for US$10,000. Additionally, BCE will pay milestone payments including US$1,000 payable within 30 days after completion of a pre-feasibility study, and US$2,000 payable within 30 days after completion of a feasibility study.

Various

The Company holds interests acquired by staking in several jurisdictions including Utah, Nevada, Arizona, Colorado and Wyoming.

TURKEY

Akarca Property

Effective July 29, 2016, the Company entered into a share purchase agreement for the sale of AES Madencilik A.S. (“AES”), the wholly-owned EMX subsidiary that controls the Akarca gold-silver project in western Turkey, to Çiftay İnşaat Taahhüt ve Ticaret A.Ş. ("Çiftay"), a privately owned Turkish company.

The terms of the sale provide payments to EMX as summarized below (gold payments can be made as gold bullion or the cash equivalent):

• US$2,000 cash payment ($2,631) to EMX upon closing of the sale (received);

• 500 ounces of gold every six months commencing February 2, 2017 up to a cumulative total of 7,000 ounces of gold;

• 7,000 ounces of gold within 30 days after the commencement of commercial production from the property provided that prior gold payments will be credited against this payment;

• 250 ounces of gold upon production of 100,000 ounces of gold from the property;

• 250 ounces of gold upon production of an aggregate of 500,000 ounces of gold from the property;

• A sliding-scale royalty in the amount of the following percentages of production returns after certain deductions (“Royalty”) for ore mined from the Property:

o For gold production: 1.0% on the first 100,000 ounces of gold; 2.0% on the next 400,000 ounces of gold; 3.0% on all gold production in excess of 500,000 ounces produced from the property, and;

o For all production other than gold production: 3.0%.

• The royalty is uncapped and cannot be bought out or reduced.

In addition, Çiftay must conduct a drilling program of at least 3,000 meters on the property during each 12-month period commencing on August 5, 2016 until commencement of commercial production.

Pursuant to the agreement, Çiftay guaranteed the initial payments of 2,500 ounces of gold, or cash equivalent. As at December 31, 2019, the Company has recorded a receivable of $Nil (2018 - $903).

During the year ended December 31, 2019, Çiftay requested an extension of the 500 ounce payment due in February 2019 and a suspension on the remaining payment requirements as Çiftay works towards permitting requirements. In order to facilitate the extension, Çiftay agreed to pay an additional 100 ounces of gold or cash equivalent. The Company received US$656 and US$608 during the year ended December 31, 2018, each representing the equivalent of 500 ounces of gold, and US$849 during the year ended December 31, 2019 representing the cash equivalent of 600 ounces of gold.

Sisorta Property

Effective July 1, 2016, the Company entered into a share purchase agreement for the sale of EBX Madencilik A.S. (“EBX”), a wholly-owned subsidiary that controlled the Sisorta gold property in Turkey, to Bahar Madencilik Sinayi ve Ticaret Ltd Sti ("Bahar"), a privately owned Turkish company.

During the year ended December 31, 2019, the Company received the annual US$125 (2018 – US$125) required payment and included in revenue and other income for the year. The future annual cash payments are not accrued as there is no guarantee of payment, and the shares of EBX could be returned if the payments are not made.

Balya Property

EMX holds an uncapped 4% NSR royalty that it retained from the sale of the property to Dedeman Madencilik San ve Tic. A.S. ("Dedeman"), a privately owned Turkish company, in 2006. During the year ended December 31, 2019, the Company received the 2018 annual royalty payment totalling US$88 (2018 – received the 2017 annual royalty payment of US$103). The AMR’s and net royalty payments have been included in revenue and other income. The 2019 annual royalty payment remains outstanding.

Golcuk Transfer and Royalty Agreement

On July 17, 2012, amended on January 29, 2013, and November 8, 2016, the Company entered into an agreement with Pasinex Resources Limited (“PRL”) to transfer a 100% interest in the Golcuk property in exchange for PRL issuing 3,000,000 shares (received) to the Company.

During the year ended December 31, 2019, PRL gave notice of termination of the agreement.

Aktutan Property

EMX has a royalty interest in the Aktutan polymetallic project sold to Dedeman in 2007 for considerations that include a 4% uncapped NSR and AAR payments. The 2018 and 2019 AAR payments have not been made and the Company is currently negotiating an amended AMR schedule.

Trab-23 and Alankoy Properties

On September 25, 2019, and subsequently closed in February 2020, the Company executed purchase and sale agreements for the sale of EMX subsidiaries that own the Alanköy and Trab-23 exploration projects in Turkey to Kar Mineral Madencilik İnşaat Turizm Sanayi ve Ticaret A.Ş. (“Kar”), a privately owned Turkish Company. Upon closing, EMX will receive 40 ounces of gold or cash equivalent for the Alanköy project (US$63 received in February 2020) and 30 ounces of gold or cash equivalent for the Trab-23 project (US$47 received in February 2020). EMX will receive an uncapped 2.5% NSR royalty on each project. For the Alanköy project, EMX will receive annual AAR payments of 35 ounces of gold for the first three years of the agreement, 45 ounces of gold in years 4 through 6 of the agreement, and 70 ounces of gold from and after the 7th anniversary. For the Trab-23 project, EMX will receive AAR payments of 35 ounces of gold through the 4th anniversary of the agreement, and 45 ounces of gold from and after the 5th anniversary. For each project, EMX will receive a milestone payment of 500 ounces of gold upon receipt of key mine development permits. The gold bullion payments may be made in troy ounces of gold bullion or their cash equivalents. Additionally, each agreement also contains certain work commitments that include drilling milestones and other project advancement requirements.

Australia exploration licenses

Kimberley Copper Project

The Kimberley Copper Project consists of certain exploration licences, in Western Australia. On September 24, 2018 and amended in November 2018, the Company executed a share purchase agreement to sell the Kimberley Copper Project to Enfield Exploration Corporation (‘Enfield”). Pursuant to the agreement, Enfield will issue to EMX 500,000 shares and committed to raising US$1,000 for an initial drill test no later than March 31, 2019. Enfield also agreed to grant EMX with a graduated NSR royalty on the property, make AAR payments and issue an additional 1,750,000 shares upon achievement of certain milestones.

During the year ended December 31, 2019, EMX terminated the agreement with Enfield. EMX relinquished all licenses associated with the Kimberley project subsequent to December 31, 2019.

Project and Royalty Generation Costs

During the year ended December 31, 2019, the Company incurred the following project and royalty generation costs, which were expensed as incurred:

	Scandinavia	USA	Turkey	Australia and New Zealand	Other	Total

Administration costs	$165	$214	$66	$42	$1	$488
Drilling, technical, and support costs	1,422	2,557	40	1,775	-	5,794
Personnel	1,732	2,375	114	375	139	4,735
Professional costs	251	243	133	174	9	810
Property costs	543	1,674	65	28	(66)	2,244
Share-based payments	321	647	45	144	21	1,178
Travel	226	167	7	71	3	474
Total Expenditures	4,660	7,877	470	2,609	107	$15,723
Recoveries from partners	(2,921)	(4,021)	(17)	(317)	(1)	(7,277)
Net Expenditures	$1,739	$3,856	$453	$2,292	$106	$8,446

During the year ended December 31, 2018, the Company incurred the following project and royalty generation costs, which were expensed as incurred:

	Scandinavia	USA	Turkey	Australia and New Zealand	Other	Total

Administration costs	$142	$239	$145	$29	$-	$555
Field and technical costs	1,172	541	89	138	20	1,960
Personnel	736	1,911	113	141	(6)	2,895
Professional costs	132	197	189	27	37	582
Property costs	150	744	14	52	-	960
Share-based payments	223	460	63	31	12	789
Travel	173	176	16	29	6	400
Total Expenditures	2,728	4,268	629	447	69	8,141
Recoveries from partners	(1,277)	(679)	-	-	-	(1,956)
Net Expenditures	$1,451	$3,589	$629	$447	$69	$6,185